Fair Value Measurements - Schedule of Assets that are Measured at Fair Value on a Recurring Basis (Details) - Level 1 [Member] - US Treasury Securities [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Amortized Cost		$ 233,429,894
Gross Holding Loss		107,198
Fair Value		$ 233,537,092,000,000